General information / summary of general accounting policies - Additional Information (Detail) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total employees (in FTEs)	42,416	39,086	32,016
Voting rights required for consolidation of subsidiaries	50.00%
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total employees (in FTEs)	42,000